Long-term Borrowings, current and non-current	12 Months Ended
Dec. 31, 2021
Long-term Borrowings, current and non-current
Long-term Borrowings, current and non-current

10.Long-term Borrowings, current and non-current

	December 31,	December 31,
	2021	2020
Current portion of long-term borrowings	$10	$22
Long-term borrowings, excluding current portion	756	183
Total long-term borrowings	$766	$205

As of December 31, 2021, the maturities of the long-term borrowings are as follows:

USD
For the year ending December 31,
2022	$10
2023	13
2024	13
2025	4
2026	589
Thereafter	137
$766

Vehicle loans with Ford Motor Credit

One vehicle loan from Ford Motor Credit was established on September 21, 2018 with an original balance of $44 and interest rate of 7.34% and a 3-year term with maturity on October 5, 2021, The loan was paid in full as of December 31, 2021. Another vehicle loan from Ford Motor Credit was established on June 4, 2020 with an original loan amount of $50 with no interest and a 5-year term with maturity on June 19, 2025.

PPP Loan

On May 5, 2020, the Group was granted a loan from Zions Bancorporation, N.A. dba California Bank & Trust in the aggregate amount of $551, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act, which was enacted on March 27, 2020 (the “PPP Loan”).

The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves; rent; utilities; and interest on certain other outstanding debt. The amount that will be forgiven will be calculated in part with reference to the Group’s full time headcount during the eight-week period following the funding of the PPP Loan. And a gain would be recognized in the consolidated statement of operations within other income in the year the loan forgiveness is approved by the lender.

On October 21, 2020, the Group received approval from the lender for the formal forgiveness of the PPP Loan. As a result, a gain in the amount of $551 has been recognized in the consolidated statement of operations within other income for the period from January 1, 2020 to November 12, 2020 (Predecessor).

On January 24, 2021, the Group was granted a second PPP loan in the amount of $586 from the lender. The Group has used the entire loan amount for what management believes to be qualifying expenses. On February 16, 2022, the Group received approval from the lender for the formal forgiveness of the PPP loan.

EIDL Loan

On May 26, 2020, the Group was granted a loan from the U.S. Small Business Association in the aggregate amount of $150, pursuant to the Economic Injury Disaster Loan under Section 7(b) of the Small Business Act, as amended (the “EIDL Loan”).

The EIDL Loan, which was in the form of a promissory note (the “EIDL Note”) dated May 26, 2020 issued by the Group, matures on May 26, 2050 and bears interest at a rate of 3.75% per annum, payable monthly commencing on May 26, 2021. The EIDL Note may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the EIDL Loan may only be used for working capital purposes to alleviate economic injury caused by disaster occurring in the month of January 31, 2020 and continuing thereafter cause by the coronavirus pandemic. The Group has used the entire EIDL Loan amount for what management believes to be qualifying expenses.